Note 3 - Collaborations, contracts and licensing agreements (Detail) - Revenue recognized under collaborations, contracts and licensing agreements	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Dec. 31, 2012 Alnylam [Member] CAD		Dec. 31, 2011 Alnylam [Member] CAD		Dec. 31, 2010 Alnylam [Member] CAD		Dec. 31, 2012 Talon Therapeutics [Member] CAD		Dec. 31, 2011 Talon Therapeutics [Member] CAD	Dec. 31, 2010 Talon Therapeutics [Member] CAD		Dec. 31, 2012 Total [Member] CAD	Dec. 31, 2011 Total [Member] CAD	Dec. 31, 2010 Total [Member] CAD	Dec. 31, 2012 US Government [Member] CAD		Dec. 31, 2011 US Government [Member] CAD		Dec. 31, 2010 US Government [Member] CAD		Dec. 31, 2012 Alnylam [Member] CAD		Dec. 31, 2011 Alnylam [Member] CAD		Dec. 31, 2010 Alnylam [Member] CAD		Dec. 31, 2012 BMS [Member] CAD		Dec. 31, 2011 BMS [Member] CAD		Dec. 31, 2010 BMS [Member] CAD		Dec. 31, 2012 Roche [Member] CAD	Dec. 31, 2011 Roche [Member] CAD		Dec. 31, 2010 Roche [Member] CAD		Dec. 31, 2012 Other RNAi Collaborators [Member] CAD		Dec. 31, 2011 Other RNAi Collaborators [Member] CAD		Dec. 31, 2010 Other RNAi Collaborators [Member] CAD		Dec. 31, 2012 Total [Member] CAD	Dec. 31, 2011 Total [Member] CAD	Dec. 31, 2010 Total [Member] CAD
Revenue recognized under collaborations, contracts and licensing agreements	$ 1,000,000	12,097,378	16,122,843	14,923,860	1,018,100	[1]	524,100	[1]	514,129	[1]	992,000	[2]	[2]	5,916,750	[2]	2,010,100	524,100	6,430,879	11,528,660	[3]	11,432,163	[3]	3,560,711	[3]	9,713	[1]	4,142,796	[1]	6,258,535	[1]	439,995	[4]	432,106	[4]	227,995	[4]	[5]	40,232	[5]	4,499,689	[5]	119,010	[6]	75,546	[6]	376,930	[6]	12,097,378	16,122,843	14,923,860
Total revenue		14,107,478	16,646,943	21,354,739

[1]	License and collaboration with Alnylam Pharmaceuticals, Inc. ("Alnylam") License and Collaboration Agreement with Alnylam through Tekmira On January 8, 2007, the Company entered into a licensing and collaboration agreement with Alnylam ("Alnylam License and Collaboration"), which was amended and restated in May 2008, giving them an exclusive license to certain of the Company's historical lipid nanoparticle intellectual property for the discovery, development, and commercialization of ribonucleic acid interference ("RNAi") therapeutics. The Alnylam License and Collaboration was replaced by a new license agreement as part of the settlement which is discussed below. Cross-License with Alnylam acquired through Protiva As a result of the acquisition of Protiva on May 30, 2008, the Company acquired a Cross-License Agreement between Protiva and Alnylam (the "Alnylam Cross-License"). Alnylam was granted a non-exclusive license to the Protiva intellectual property. The Alnylam Cross-License was replaced by a new license agreement as part of the settlement which is discussed below. Manufacturing agreement with Alnylam Under a manufacturing agreement with Alnylam (the "Alnylam Manufacturing Agreement") effective January 1, 2009, the Company was the exclusive manufacturer of any products required by Alnylam through to the end of Phase 2 clinical trials that utilize the Company's technology. Alnylam was paying the Company for the provision of staff and for external costs incurred. Time charged to Alnylam was at a fixed rate and under the Alnylam Manufacturing Agreement there was a contractual minimum for the provision of staff of $11,200,000 over the three year period ending December 31, 2011. The Alnylam Manufacturing Agreement was terminated as part of the settlement which is discussed below. Milestone payments In June 2012 the Company earned a $1,018,100 (US$1,000,000) milestone from Alnylam in respect of the initiation of Alnylam's ALN-TTR02 Phase 2 human clinical trial. Settlement of litigation with Alnylam and AlCana Technologies Inc. ("AlCana") On March 16, 2011 the Company filed a complaint against Alnylam. On November 12, 2012, the Company entered into an agreement to settle all litigation between the Company and Alnylam and AlCana (the "Settlement") and also entered into a new licensing agreement with Alnylam that replaces all earlier licensing, cross-licensing, collaboration, and manufacturing agreements. The Company expects to enter into a separate cross license agreement with AlCana which will include milestone and royalty payments and AlCana has agreed not to compete in the RNAi field for five years. In conjunction with the Settlement, the Company paid AlCana $298,080 (US$300,000). A further $1,492,350 (US$1,500,000) (see note 11), which the Company expects to pay upon the execution of a cross license agreement with AlCana, was included in research, development, collaborations and contracts expenses in the year ended December 31, 2012 . As a result of the new Alnylam license agreement, on November 26, 2012, the Company received $65,039,000 (US$65,000,000) in cash from Alnylam. This includes US$30,000,000 associated with the termination of the manufacturing agreement and US$35,000,000 associated with the termination of the previous license agreements, as well as a modification of the milestone and royalty schedules associated with Alnylam's ALN-VSP, ALN-PCS, and ALN-TTR programs. In addition, Alnylam has transferred all agreed upon patents and patent applications related to lipid nanoparticle ("LNP") technology for the systemic delivery of RNAi therapeutic products, including the MC3 lipid family, to the Company, who will own and control prosecution of this intellectual property portfolio. The Company is the only entity able to sublicense its LNP intellectual property in future platform-type relationships. Alnylam has a license to use the Company's intellectual property to develop and commercialize products and may only grant access to the Company's LNP technology to its partners if it is part of a product sublicense. Alnylam will pay the Company milestones and royalties as Alnylam's LNP-enabled products are developed and commercialized.The new licensing agreement with Alnylam also grants the Company intellectual property rights to develop its own proprietary RNAi therapeutics. Alnylam has granted the Company a worldwide license for the discovery, development and commercialization of RNAi products directed to thirteen gene targets - three exclusive and ten non-exclusive licenses - provided that they have not been committed by Alnylam to a third party or are not otherwise unavailable as a result of the exercise of a right of first refusal held by a third party or are part of an ongoing or planned development program of Alnylam. Licenses for five of the ten non-exclusive targets - ApoB, PLK1, Ebola, WEE1, and CSN5 - have already been granted, along with an additional license for ALDH2, which has been granted on an exclusive basis. In consideration for this license, the Company has agreed to pay single-digit royalties to Alnylam on product sales and have milestone obligations of up to US$8,500,000 on the non-exclusive licenses (with the exception of TKM-Ebola, which has no milestone obligations). Alnylam no longer has "opt-in" rights to the Company's lead oncology product, TKM-PLK1, so the Company now holds all development and commercialization rights related TKM-PLK1. The Company will have no milestone obligations on the three exclusive licenses. As a result of the settlement of the litigation between the Company and Alnylam, $18,618,043 (US$18,737,966) in a contingent obligation payment to Orrick, Herrington and Sutcliffe LLP ("Orrick"), lead legal counsel for the lawsuit against Alnylam and AlCana, was paid out on December 10, 2012 and recorded as other income (losses).
[2]	Agreements with Talon Therapeutics, Inc. ("Talon", formerly Hana Biosciences, Inc.) and related contingent obligation On May 6, 2006, the Company signed a number of agreements with Talon including the grant of worldwide licenses (the "Talon License Agreement") for three of the Company's chemotherapy products, Marqibo, AlocrestTM (Optisomal Vinorelbine) and BrakivaTM (Optisomal Topotecan). On May 27, 2009, the Talon License Agreement was amended to decrease the size of near-term milestone payments and increase the size of long-term milestone payments. On September 20, 2010, the Talon License Agreement was amended a second time such that Talon paid $5,916,750 (US$5,750,000) in consideration for reducing certain future payments associated with the product candidates. The payment of $5,916,750 was recorded as license amendment revenue. If Talon sublicenses any of the product candidates, the Company is eligible to receive a percentage of any upfront fees or milestone payments received by Talon. The Company had a contingent obligation that arose through a Purchase and Settlement Agreement dated June 20, 2006 whereby the Company retired exchangeable and development notes in exchange for contingent consideration including certain future milestone and royalty payments from Talon. Concurrent with signing the second amendment of the Talon License Agreement the Company signed a Waiver and Release with certain contingent creditors, the "Former Noteholders". The balance of the contingent obligation related to the Talon milestones and royalties immediately prior to signing the Waiver and Release was US$22,835,476. As per the terms of the Waiver and Release, in 2010, the Company paid the Former Noteholders $5,916,750 (US$5,750,000) in full settlement of the contingent obligation and recorded the payment as a loss on the purchase and settlement of the exchangeable and development notes. From the date of the Waiver and Release, the Company has no further obligation to the Former Noteholders and will retain any milestones or royalties received from Talon. On August 9, 2012, the Company announced that Talon had received accelerated approval for Marqibo from the FDA for the treatment of adult patients with Philadelphia chromosome negative acute lymphoblastic leukemia in second or greater relapse or whose disease has progressed following two or more anti-leukemia therapies. Marqibo is a liposomal formulation of the chemotherapy drug vincristine. In the year ended December 31, 2012, the Company received a milestone of $992,000 (US$1,000,000) based on the FDA's approval of Marqibo and will receive royalty payments based on Marqibo's commercial sales. There are no further milestones related to Marqibo but the Company is eligible to receive total milestone payments of up to US$18,000,000 on Alocrest and Brakiva.
[3]	Contract with U.S. Government to develop TKM-Ebola On July 14, 2010, the Company signed a contract with the United States Government to advance TKM-Ebola, an RNAi therapeutic utilizing the Company's lipid nanoparticle technology to treat Ebola virus infection. In the initial phase of the contract, funded as part of the Transformational Medical Technologies program, the Company is eligible to receive up to US$34.7 million. This initial funding is for the development of TKM-Ebola including completion of preclinical development, filing an Investigational New Drug application with the United States Food and Drug Administration ("FDA") and completing a Phase 1 human safety clinical trial. The U.S. Government has the option of extending the contract beyond the initial funding period to support the advancement of TKM-Ebola through to the completion of clinical development and FDA approval. Based on the contract's budget this would provide the Company with up to US$140.0 million in funding for the entire program. Under the contract, the Company is reimbursed for costs incurred, including an allocation of overhead costs, and is paid an incentive fee. At the beginning of the fiscal year the Company estimates its labour and overhead rates for the year ahead. At the end of the year the actual labour and overhead rates are calculated and revenue is adjusted accordingly. The Company's actual labour and overhead rates will differ from its estimated rates based on actual costs incurred and the proportion of the Company's efforts on contracts and internal products versus indirect activities. Within minimum and maximum collars, the amount of incentive fee the Company can earn under the contract varies based on costs incurred versus budgeted costs. Until the Company is able to make a reliable estimate of the final contract costs, only the minimum incentive fee achievable and earned is recognized.On August 6, 2012, the Company announced that it had received a temporary stop-work order from the U.S. Government in respect of this contract. On October 2, 2012, the Company announced that the stop-work order had been lifted and work on the contract resumed. On November 1, 2012, the Company submitted a contract modification request to the U.S. Government in order to integrate recent advancements in the Company's formulation technology. The modification request is currently being negotiated while work is continuing on the contract.
[4]	Bristol-Myers Squibb ("BMS") collaboration On May 10, 2010 the Company announced the expansion of its research collaboration with BMS. Under the new agreement, BMS uses small interfering RNA ("siRNA") molecules formulated by the Company in LNP technology to silence target genes of interest. BMS is conducting the preclinical work to validate the function of certain genes and share the data with the Company. The Company can use the preclinical data to develop RNAi therapeutic drugs against the therapeutic targets of interest. The Company received $3,233,400 (US$3,000,000) from BMS concurrent with the signing of the agreement and recorded the amount as deferred revenue. The Company is required to provide a pre-determined number of LNP batches over the four-year agreement. BMS has a first right to negotiate a licensing agreement on certain RNAi products developed by the Company that evolve from BMS validated gene targets.
[5]	Roche collaboration On May 11, 2009 the Company announced a product development agreement with F. Hoffman-La Roche Ltd (the "Roche Product Development Agreement"). Under the Roche Product Development Agreement Roche was to pay the Company up to US$8,800,000 to support the advancement of each Roche RNAi product candidate using the Company's lipid nanoparticle technology through to the filing of an Investigational New Drug ("IND") application. Under the Roche Product Development Agreement Roche was paying the Company for the provision of staff and for external costs incurred. The Company recognized revenue in proportion to the services provided up to the reporting date by comparing actual hours spent to estimated total hours for each product under the contract. Revenue from external costs incurred on Roche product candidates was recorded in the period that Roche was invoiced for those costs. The difference between service revenue recognized and cash received was recorded in the Company's balance sheet as deferred revenue.On November 17, 2010, Roche announced that, as part of a corporate restructuring, they would discontinue research and development in the field of RNAi. Following the announcement Roche confirmed that, except for completing some product stability studies, they would be discontinuing product development with the Company. The stability studies were completed in 2011 and the Company has no further obligation to Roche.
[6]	Other RNAi collaborators The Company has active research agreements with a number of other RNAi collaborators.